Commitments and Contingent Liabilities - Additional Information (Detail) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Property Plant and Equipment
Commitments And Contingent Liabilities [Line Items]
Commitments outstanding	¥ 145
Raw Materials and Supplies
Commitments And Contingent Liabilities [Line Items]
Commitments outstanding	¥ 3,089